Related Parties - Narrative and Schedule of Related Party Transactions (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2019 USD ($) related_party	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)
Equity Method Investee
Related Party Transaction [Line Items]
Number of related parties | related_party	1
Principal Owner
Related Party Transaction [Line Items]
Number of related parties | related_party	1
Affiliated Entity
Related Party Transaction [Line Items]
Trade receivables from DGW KG	$ 522		$ 651
Trade payables to DGW KG	17,871		$ 18,615
Purchased carbon black products from DGW KG	22,765	$ 23,651
Sales and services provided to DGW KG	$ 663	$ 707